Covered Assets and Loss Sharing Agreements - Summary of Changes in Loss Share Indemnification Asset (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
FDIC Indemnification Asset [Roll Forward]
Balance at beginning of period	$ 80,605	$ 113,491	$ 87,229	$ 125,949	$ 125,949	$ 210,813
Reimbursable expenses	1,427	2,465	3,153	5,921	9,372	14,653
Amortization	(5,406)	(5,629)	(11,405)	(12,459)	(25,126)	(33,897)
Income resulting from impairment and charge-off of covered assets, net	456	2,694	1,206	5,980	2,209	22,791
Expense resulting from recoupment and disposition of covered assets, net	(1,260)	(3,427)	(2,423)	(7,056)	(5,201)	(6,488)
FDIC claims submissions	(969)	(5,414)	(2,907)	(14,155)	(19,974)	(81,922)
Balance at end of period	$ 74,853	$ 104,180	$ 74,853	$ 104,180	$ 87,229	$ 125,949